Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Qualified affordable housing project investments	$ 1,213	$ 1,298
Qualified affordable housing project investments, commitment	596	614
Qualified affordable housing project commitment - 2024	297
Qualified affordable housing project commitment - 2025	184
Qualified affordable housing project commitment - 2026	44
Qualified affordable housing project commitment - 2027	28
Qualified affordable housing project commitment - 2028	1
Qualified affordable housing project commitment - 2029 and thereafter	42
Tax credits and other tax benefits	185	145	$ 148
Amortization expense included in the provision for income taxes	$ 154	$ 123	$ 124